Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2025	Sep. 30, 2025
Non-current assets
Goodwill	€ 1,509,958	€ 1,512,270
Intangible assets (other than goodwill)	1,570,199	1,577,248
Property, plant and equipment	378,778	357,496
Right-of-use assets	190,953	179,762
Deferred tax assets	15,130	11,556
Other assets	39,346	28,425
Total non-current assets	3,704,364	3,666,757
Current assets
Inventories	831,921	704,417
Trade and other receivables	117,919	160,245
Current tax assets	4,518	6,544
Other current assets	61,731	75,090
Cash and cash equivalents	229,227	329,067
Total current assets	1,245,316	1,275,363
Total assets	4,949,680	4,942,120
Shareholders' equity
Share premium	1,992,302	1,992,302
Other capital reserve	69,030	68,920
Retained earnings	816,462	765,905
Accumulated other comprehensive loss	(105,823)	(104,401)
Total shareholders' equity	2,771,971	2,722,726
Non-current liabilities
Loans and borrowings	1,128,819	1,128,010
Tax receivable agreement liability	306,378	302,400
Lease liabilities	158,910	149,338
Provisions	4,537	4,413
Deferred tax liabilities	165,102	163,429
Deferred income	9,742	13,657
Other liabilities	6,544	4,477
Total non-current liabilities	1,780,032	1,765,724
Current liabilities
Loans and borrowings	11,389	17,133
Tax receivable agreement liability	54,966	54,364
Lease liabilities	47,568	43,581
Trade and other payables	115,750	136,003
Accrued liabilities	24,753	32,222
Other financial liabilities	10,758	4,202
Provisions	18,698	36,338
Contract liabilities	11,279	6,195
Current tax liabilities	77,405	106,958
Other current liabilities	25,111	16,674
Total current liabilities	397,677	453,670
Total liabilities	2,177,709	2,219,394
Total shareholders' equity and liabilities	€ 4,949,680	€ 4,942,120